Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) income			$ (84,812,000)	$ (34,528,000)
Changes in operating assets and liabilities:
Depreciation and amortization			2,397,000	1,984,000
Inventory impairment charges			78,000	485,000
Share-based compensation			14,185,000
Amortization of discount and cost of issuance of debt			198,000	149,000
Bad debts			125,000	74,000
Non-cash interest expense				327,000
(Gain) loss from change in fair value remeasurement of SAFEs			(21,600,000)	20,735,000
(Gain) loss from change in fair value of warrants			29,085,000
(Gain) loss from change in fair value of earn-out liability			27,677,000
(Gain) loss from change in fair value of currency forward contract			1,200,000
(Gain) loss from extinguishment of debt			(304,000)
Deferred City Semi compensation			375,000	278,000
Changes in operating assets and liabilities:
Accounts receivable			(3,047,000)	(471,000)
Inventory			(2,730,000)	350,000
Accounts payable			625,000	(1,755,000)
Accrued expenses and other current liabilities			2,814,000	37,000
Deferred revenue			(1,113,000)	(2,139,000)
Prepaid and other current assets			(2,848,000)
Other long-term liabilities			782,000	(53,000)
Net cash used in operating activities			(36,913,000)	(14,527,000)
Cash flows from investing activities:
Purchases of property and equipment			(1,668,000)	(625,000)
Purchases of intangible assets			(784,000)
Payments for acquired software license				(113,000)
Business combination, net of cash				(38,000)
Net cash used in investing activities			(2,452,000)	(776,000)
Cash flows from financing activities:
Proceeds from issuance of SAFEs			5,000,000	15,250,000
Proceeds from sale of noncontrolling interest				1,452,000
Proceeds from issuance of debt obligations			155,000	4,973,000
Proceeds from reverse recapitalization			377,663,000
Issuance costs related to reverse recapitalization			(19,902,000)
Payments on debt obligations			(15,008,000)	(4,183,000)
Payments on financed software			(2,270,000)	(400,000)
Redemption of Class H units			(900,000)
Settlement of City Semi first tranche contingent consideration			(399,000)
Net cash provided by financing activities			344,339,000	17,092,000
Effect of exchange rate changes on cash and cash equivalents			193,000	21,000
Net increase in cash and cash equivalents			305,167,000	1,810,000
Cash and cash equivalents at beginning of period	$ 18,698,000	$ 7,155,000	18,698,000	7,155,000		$ 7,155,000
Cash and cash equivalents at end of period			323,865,000	8,965,000	$ 7,155,000	18,698,000
Cash paid for interest			1,188,000	1,121,000
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property and equipment, accrued but not paid			206,000	3,000
Conversion of historical members’ equity			41,278,000
Class G warrants cashless exchange			407,000
Conversion of SAFEs			86,100,000
Conversion of Embry Notes			4,119,000
Recognition of earn-out considerations			119,759,000
Recognition of warrant liabilities			74,408,000
Accrual for purchases of intangible assets			12,198,000	64,000
Thunder Bridge Acquisition II, Ltd.[Member]
Cash flows from operating activities:
Net (loss) income	38,507,524	6,779,032			3,619,908	(73,292,930)
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses	(33,733)	27,582			(431,294)	371,964
Accounts payable and accrued expenses	406,282	17,624			41,733	585,021
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned in Trust Account	(8,621)	(2,017,548)			(2,460,851)	(2,122,286)
Change in fair value of warrant liability	(39,566,826)	(5,000,031)			(1,538,409)	73,794,379
Changes in operating assets and liabilities:
Net cash used in operating activities	(695,374)	(193,341)			(768,913)	(663,852)
Cash flow from investing activities:
Investment of cash in Trust Account					(345,000,000)
Cash flows from financing activities:
Proceeds from sale of Class B ordinary shares					25,000
Proceeds from sale of Units, net of underwriting discounts paid					338,100,000
Proceeds from sale of private placement warrants					8,650,000
Proceeds from promissory note – related party	637,407				277,000	300,000
Repayment of promissory note – related party					(277,000)
Payment of deferred offering costs					(508,538)
Cash flows from financing activities:
Net cash provided by financing activities	637,407				346,266,462	300,000
Net increase in cash and cash equivalents	(57,967)	(193,341)			497,549	(363,852)
Cash at the beginning of the period	133,697	497,549	133,697	497,549		497,549
Cash at the end of the period					497,549	133,697
Cash and cash equivalents at beginning of period	133,695	497,549	$ 133,695	$ 497,549		497,549
Cash and cash equivalents at end of period	75,728	304,208			497,549	133,695
Supplemental disclosure of non-cash investing and financing activities:
Recognition of warrant liabilities	$ (39,566,826)	$ (5,000,031)			$ (1,538,409)	$ 73,794,379